Stock-based compensation - Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares $ / shares
Stock options
Stock-based compensation
Outstanding, Exercise price	$ 13.17
Outstanding, Shares | shares	3,957,362	3,032,771	1,517,910
Outstanding, Average price	$ 13.17	$ 13.00	$ 13.00
Non-exercisable, Options | shares	2,450,190
Non-exercisable, Average price	$ 13.27
Non-exercisable, Average life (years)	4 years 6 months
Non-exercisable, Intrinsic value | $	$ 466
Number of options available to be exercised | shares	1,507,172	505,970
Exercisable, Average price	$ 13.00
Exercisable, Intrinsic value | $	$ 467
Closing market share price	$ 13.31
Total unrecognized compensation cost relating to stock options | $	$ 2,200,000	$ 2,400,000
Unrecognized compensation expected to recognize over a weighted average period (in years)	8 months 12 days
DSU
Stock-based compensation
DSU's total value | $	$ 300,000